Research and development expenses: (Tables)	12 Months Ended
Dec. 31, 2012
Research and development expenses:
Schedule of research and development expenses

	Year ended December 31, 2012	Nine months ended December 31, 2011	Year ended March 31, 2011

Research and development expenses	$74,040	$37,178	$25,602
Program funding (note 16)	(842)	(604)	(982)

Research and development	$73,198	$36,574	$24,620